Exploration and evaluation assets and mining data - Schedule of Exploration and Evaluation Assets and Mining Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 69,810,603	$ 18,455,306
Additions		51,355,297
Ending balance	117,577,523	69,810,603
Rounding Adjustment
Reconciliation of changes in property, plant and equipment [abstract]
Additions	47,766,920
Mining Data
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	12,746,135	12,746,135
Additions	0	0
Ending balance	12,746,135	12,746,135
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	57,064,468	5,709,171
Additions	47,766,920	51,355,297
Ending balance	$ 104,831,388	$ 57,064,468